Benefit Plans And Obligations For Termination Indemnity (Tables)	12 Months Ended
Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements
The following table sets forth the Plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Changes in benefit obligation:
Benefit obligation at beginning of year	$925,743	$831,111
Benefit obligation related to acquired companies	3,238	—
Service cost	14,926	13,035
Interest cost	15,741	16,626
Exchange rate differences	14,622	25,623
Amendments	—	3,670
Actuarial loss	(20,875)	73,941
Benefits paid	(35,186)	(38,263)
Benefit obligation at end of year	$918,209	$925,743
Changes in the Plans’ assets:
Fair value of Plans’ assets at beginning of year	$319,162	$289,493
Benefit assets related to acquired companies	4,003	—
Actual return on Plans’ assets (net of expenses)	39,355	39,131
Employer contribution	248	2,829
Benefits paid	(13,964)	(12,291)
Fair value of Plans’ assets at end of year	$348,804	$319,162
Accrued benefit cost, end of year:
Funded (unfunded) status	$(569,380)	$(606,583)
Unrecognized net actuarial loss	116,759	167,019
	$(452,621)	$(439,564)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	$(83,283)	$(25,532)
Accrued benefit liability, non-current	(486,097)	(581,051)
Accumulated other comprehensive income, pre-tax	116,759	167,019
Net amount recognized	$(452,621)	$(439,564)

Components Of Net Periodic Pension Cost

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Components of the Plans’ net periodic pension cost:
Service cost	$14,926	$13,035	$18,305
Interest cost	15,741	16,626	19,723
Expected return on Plans’ assets	(20,892)	(20,302)	(13,507)
Amortization of prior service cost	(3)	218	16
Amortization of net actuarial loss	16,158	17,742	4,809
Total net periodic benefit cost	$25,930	$27,319	$29,346
Additional information
Accumulated benefit obligation	$912,944	$865,273	$781,749

Weighted Average Assumptions

	December 31, 2021	December 31, 2020
Weighted average assumptions:
Discount rate as of December 31	1.8%	1.5%
Expected long-term rate of return on Plans’ assets	6.8%	6.8%
Rate of compensation increase	1.6%	1.6%

Asset Allocation By Category	Asset allocation by category as of December 31:

	2021	2020
Asset Category:
Equity Securities	67.5%	65.3%
Debt Securities	32.1%	31.7%
Other	0.4%	3.0%
Total	100.0%	100.0%

Target Asset Allocation For The Plan
The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the Plans' obligations and the expected timing of benefit payments. The target asset allocation for the Plans' years presented is as follows:

	2021	2020
Asset Category:
Equity Securities	65.0%	65.0%
Debt Securities	35.0%	35.0%
Total	100.0%	100.0%

Fair Value Of The Asset Values By Category
The fair value of the asset values by category at December 31, 2021, was as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$3,163	$3,163	$—	$—
Cash Equivalents:
Money Market Funds (a)	1,504	1,504	—	—
Fixed Income Securities:
Mutual Funds (b)	108,533	108,533	—	—
Equity Securities:
International Companies (c)	6,774	6,774	—	—
Mutual Funds (d)	228,830	228,830	—	—
Total	$348,804	$348,804	$—	$—

(a) This category includes highly liquid daily traded cash-like vehicles.
(b) This category invests in highly liquid mutual funds representing a diverse offering of debt issuance.
(c) This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.
(d) This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

Effect Of A 1% Change In The Health Care Cost Trend Rate	The effect of a 1% change in the health care cost trend rate at December 31, 2021 was as follows:

	1% increase	1% decrease
Net periodic benefit cost	$23	$20
Benefit obligation	$131	$115

Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements	The measurement date for ESA's benefit obligation is December 31. The following table sets forth the retiree medical plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Change in Benefit Obligation:
Benefit obligation at beginning of period	$1,572	$1,413
Service cost	156	106
Interest cost	30	39
Actuarial (gain) loss	(124)	44
Employee contribution	12	10
Benefits paid	(49)	(40)
Benefit obligation at end of period	$1,597	$1,572
Change in Plan Assets:
Employer contribution	$37	$30
Employee contribution	12	10
Benefits paid	(49)	(40)
Fair value of Plan assets at end of period	$—	$—

	Year Ended December 31, 2021	Year Ended December 31, 2020
Accrued benefit cost, end of period:
Funded (unfunded) status	$(1,597)	$(1,571)
Unrecognized net actuarial (gain) loss	(1,301)	(1,290)
Accrued benefit cost, end of period	$(2,898)	$(2,861)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(137)	$(82)
Accrued benefit liability, non-current	(1,459)	(1,489)
Accumulated other comprehensive gain, pretax	(1,302)	(1,290)
Net amount recognized	$(2,898)	$(2,861)

Components of net periodic pension cost (for period):	Year Ended December 31, 2021	Year Ended December 31, 2020
Service cost	$156	$106
Interest cost	30	39
Amortization of net actuarial gain	(110)	(145)
Total net periodic benefit cost	$76	$—
Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

2.    Retiree Medical Plan (Cont.)

Assumptions as of end of period:	Year Ended December 31, 2021	Year Ended December 31, 2020
Discount rate	2.48%	1.97%
Health care cost trend rate assumed for next year	6.00%	5.50%
Ultimate health care cost trend rate	3.94%	4.04%